UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [x]; Amendment Number: 1
  This Amendment (Check only one.):    [x] is a restatement. *
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron and Curtis Schenker
Title:         Principals
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron           New York, NY                     2/23/09
--------------------       ---------------------            -----------------

/s/ Curtis Schenker        New York, NY                     2/23/09
--------------------       ---------------------            -----------------
 [Signature]                [City, State]                    [Date]

* This restatement restates holdings that were previously reported in error under the name Wendy's International, Inc. The holdings are restated under the correct name of the issuer, Wendy's Arby's Group, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF           CUSIP       VALUE   SHARES    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS                        (x$1000)  PRN  AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE TECHNOLOGY ACQU COR   COM                007556111        5    172,500 SH       SOLE         N/A     172,500
ADVANCE TECHNOLOGY ACQU COR   COM                007556111        5    172,500 SH       DEFINED      01      172,500
AUGUSTA RESOURCES CORP        COM                050912203    1,149  2,497,000 SH       DEFINED      01    2,497,000
BANKRATE INC                  COM                06646V108      950     25,000 PUT      SOLE         N/A      25,000
BANKRATE INC                  COM                06646V108    1,577     41,500 PUT      DEFINED      01       41,500
BECKMAN COULTER INC           COM                075811109    6,591    150,000 SH       SOLE         N/A     150,000
BECKMAN COULTER INC           COM                075811109   10,458    238,000 SH       DEFINED      01      238,000
BGC PARTNERS INC              CL A               05541T101    1,380    500,000 SH       SOLE         N/A     500,000
BGC PARTNERS INC              CL A               05541T101    2,277    825,000 SH       DEFINED      01      825,000
CAPITAL ONE FINL CORP         COM                14040H105    1,595     50,000 PUT      SOLE         N/A      50,000
CAPITAL ONE FINL CORP         COM                14040H105    2,647     83,000 PUT      DEFINED      01       83,000
CDN IMPERIAL BK OF COMMERCE   COM                136069101    2,296     55,000 PUT      SOLE         N/A      55,000
CDN IMPERIAL BK OF COMMERCE   COM                136069101    6,012    144,000 PUT      DEFINED      01      144,000
CONSTELLATION ENERGY GROUP I  COM                210371100    2,509    100,000 CALL     SOLE         N/A     100,000
CONSTELLATION ENERGY GROUP I  COM                210371100    4,165    166,000 CALL     DEFINED      01      166,000
COVIDIEN LTD                  COM                G2252X108    2,718     75,000 SH       SOLE         N/A      75,000
COVIDIEN LTD                  COM                G2252X108    1,812     50,000 CALL     SOLE         N/A      50,000
COVIDIEN LTD                  COM                G2252X108    4,512    124,500 SH       DEFINED      01      124,500
COVIDIEN LTD                  COM                G2252X108    3,008     83,000 CALL     DEFINED      01       83,000
ENERGY XXI (BERMUDA) LTD      COM                G10082108      395    500,000 SH       SOLE         N/A     500,000
ENERGY XXI (BERMUDA) LTD      COM                G10082108      569    720,000 SH       DEFINED      01      720,000
ENTERGY CORP NEW              COM                29364G103    4,157     50,000 CALL     SOLE         N/A      50,000
ENTERGY CORP NEW              COM                29364G103    7,315     88,000 CALL     DEFINED      01       88,000
GREENLIGHT CAPITAL RE LTD     CL A               G4095J109    1,309    100,750 SH       SOLE         N/A     100,750
GREENLIGHT CAPITAL RE LTD     CL A               G4095J109   11,759    905,250 SH       DEFINED      01      905,250
HELIX ENERGY SOLUTIONS GRP I  COM                42330P107    3,620    500,000 SH       SOLE         N/A     500,000
HELIX ENERGY SOLUTIONS GRP I  COM                42330P107    6,027    832,500 SH       DEFINED      01      832,500
HSBC HLDGS PLC                COM                404280906    1,217     25,000 PUT      SOLE         N/A      25,000
HSBC HLDGS PLC                COM                404280906    1,991     40,900 PUT      DEFINED      01       40,900
HUGHS COMMUNICATION INC       COM                444398101    1,594    100,000 SH       SOLE         N/A     100,000
HUGHS COMMUNICATION INC       COM                444398101    2,289    143,627 SH       DEFINED      01      143,627
KAISER ALUMINUM CORP          COM                483007704    5,540    245,992 SH       SOLE         N/A     245,992
KAISER ALUMINUM CORP          COM                483007704    8,638    383,585 SH       DEFINED      01      383,585
MAGUIRE PPTYS INC             COM                559775101    1,789  1,225,000 SH       SOLE         N/A   1,225,000
MAGUIRE PPTYS INC             COM                559775101    3,951  2,706,259 SH       DEFINED      01    2,706,259
MULTIMEDIA GAMES INC          COM                625453105    2,432  1,021,739 SH       DEFINED      01    1,021,739
ODESSEY MARINE EXPLORATION    COM                676118102    4,967  1,542,500 SH       SOLE         N/A   1,542,500
ODESSEY MARINE EXPLORATION    COM                676118102    7,419  2,304,000 SH       DEFINED      01    2,304,000
POLARIS ACQUISITION CORP      UNIT 99/99/9999    73104R201        7    373,450 SH       SOLE         N/A     373,450
POLARIS ACQUISITION CORP      UNIT 99/99/9999    73104R201        8    383,450 SH       DEFINED      01      383,450
SMUCKER JM CO                 COM                832696405    4,336    100,000 SH       SOLE         N/A     100,000
SMUCKER JM CO                 COM                832696405    7,198    166,000 SH       DEFINED      01      166,000
SPDR GOLD TRUST               GOLD SHS           78463V107   15,141    175,000 SH       SOLE         N/A     175,000
SPDR GOLD TRUST               GOLD SHS           78463V107   25,134    290,500 SH       DEFINED      01      290,500
SPDR TR                       COM                78462F103    6,768     75,000 SH       SOLE         N/A      75,000
SPDR TR                       COM                78462F103   11,235    124,500 SH       DEFINED      N/A     124,500


SPDR TR                       COM                78462F103   36,096    400,000 CALL     SOLE         N/A     400,000
SPDR TR                       COM                78462F103   59,874    663,500 CALL     DEFINED      N/A     663,500
SPDR TR                       COM                78462F103    2,256     25,000 PUT      SOLE         N/A      25,000
SPDR TR                       COM                78462F103    3,745     41,500 PUT      DEFINED      N/A      41,500
STONELEIGH PARTNERS ACQUS CO  *W EXP 05/31/201   861923126        4    125,000 SH       SOLE         N/A     125,000
STONELEIGH PARTNERS ACQUS CO  *W EXP 05/31/201   861923126        4    125,000 SH       DEFINED      01      125,000
STRATEGIC HOTELS & RESORTS I  COM                86272T106      840    500,000 SH       SOLE         N/A     500,000
STRATEGIC HOTELS & RESORTS I  COM                86272T106    1,394    830,000 SH       DEFINED      01      830,000
TARGET CORP                   COM                87612E106    5,180    150,000 PUT      SOLE         N/A     150,000
TARGET CORP                   COM                87612E106    8,598    249,000 PUT      DEFINED      01      249,000
THERMADYNE HLDGS CORP NEW     COM                883435307      302     44,012 SH       SOLE         N/A      44,012
THERMADYNE HLDGS CORP NEW     COM                883435307      362     52,649 SH       DEFINED      01       52,649
WACHOVIA CORP                 CONV7.5% PFD CL A  929903219    5,625      7,500 SH       SOLE         N/A       7,500
WACHOVIA CORP                 CONV7.5% PFD CL A  929903219    9,456     12,608 SH       DEFINED      01       12,608
WELLS FARGO & CO NEW          COM                949746101    2,948    100,000 PUT      SOLE         N/A     100,000
WELLS FARGO & CO NEW          COM                949746101    4,894    166,000 PUT      DEFINED      01      166,000
WENDYS ARBYS GROUP INC        COM                950587105    9,433  1,909,453 SH       SOLE         N/A   1,909,453
WENDYS ARBYS GROUP INC        COM                950587105      309     62,500 CALL     SOLE         N/A      62,500
WENDYS ARBYS GROUP INC        COM                950587105   15,815  3,201,451 SH       DEFINED      01    3,201,451
WENDYS ARBYS GROUP INC        COM                950587105      543    110,000 CALL     DEFINED      01      110,000

                              66                            370,146



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         66
Form 13F Information Table Value Total:         $370,146
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number            Name

     01       28-04329                        Scoggin LLC